Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the funds constituting PIMCO Funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the year or period ended March 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, MO 64106
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financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2022.

This report is intended solely for the information and use of the Board of Trustees of PIMCO Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Kansas City, Missouri

May 26, 2022

Appendix A

PIMCO Funds

PIMCO All Asset Fund
PIMCO All Asset All Authority Fund
PIMCO Global Core Asset Allocation Fund
PIMCO Total Return Fund II
PIMCO Long-Term U.S. Government Fund
PIMCO Total Return ESG Fund
PIMCO Moderate Duration Fund
PIMCO Mortgage-Backed Securities Fund
PIMCO GNMA and Government Securities Fund
PIMCO Mortgage Opportunities and Bond Fund
PIMCO Long Duration Total Return Fund
PIMCO Extended Duration Fund
PIMCO CommodityRealReturn Strategy Fund®
PIMCO High Yield Spectrum Fund
PIMCO Low Duration Credit Fund
PIMCO Credit Opportunities Bond Fund
PIMCO Long-Term Credit Bond Fund
PIMCO Low Duration Income Fund
PIMCO Diversified Income Fund
PIMCO Preferred and Capital Securities Fund
PIMCO International Bond Fund (U.S. Dollar-Hedged)
PIMCO RAE PLUS Small Fund
PIMCO RAE PLUS International Fund
PIMCO RAE Fundamental Advantage PLUS Fund
PIMCO RAE PLUS EMG Fund
PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO High Yield Fund
PIMCO Income Fund
PIMCO Global Bond Opportunities Fund (Unhedged)
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
PIMCO Emerging Markets Bond Fund
PIMCO Emerging Markets Corporate Bond Fund
PIMCO Emerging Markets Full Spectrum Bond Fund
PIMCO Global Advantage® Strategy Bond Fund
PIMCO Emerging Markets Currency and Short-Term Investments Fund
PIMCO International Bond Fund (Unhedged)
PIMCO Emerging Markets Local Currency and Bond Fund
PIMCO Investment Grade Credit Bond Fund
PIMCO Low Duration Fund

Appendix A

PIMCO International Portfolio
PIMCO EM Bond and Short-Term Investments Portfolio
PIMCO Short-Term Portfolio
PIMCO U.S. Government and Short-Term Investments Portfolio
PIMCO Mortgage and Short-Term Investments Portfolio
PIMCO High Yield and Short-Term Investments Portfolio
PIMCO Real Return Portfolio
PIMCO Investment Grade Credit Bond Portfolio
PIMCO Municipal Portfolio
PIMCO ABS and Short-Term Investments Portfolio
PIMCO Short-Term Floating NAV Portfolio II
PIMCO Low Duration Portfolio
PIMCO Moderate Duration Portfolio
PIMCO Short-Term Floating NAV Portfolio III
PIMCO Long Duration Credit Bond Portfolio
PIMCO Short Asset Portfolio
PIMCO RAE PLUS Fund
PIMCO Real Return Fund
PIMCO Long-Term Real Return Fund
PIMCO CommoditiesPLUS® Strategy Fund
PIMCO Inflation Response Multi-Asset Fund
PIMCO RealEstateRealReturn Strategy Fund
PIMCO Short-Term Fund
PIMCO Low Duration Fund II
PIMCO Low Duration ESG Fund
PIMCO Short Asset Investment Fund
PIMCO Government Money Market Fund
PIMCO StocksPLUS® Fund
PIMCO StocksPLUS® Absolute Return Fund
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO StocksPLUS® Long Duration Fund
PIMCO StocksPLUS® Small Fund
PIMCO StocksPLUS® Short Fund
PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO Municipal Bond Fund
PIMCO Short Duration Municipal Income Fund
PIMCO California Intermediate Municipal Bond Fund
PIMCO New York Municipal Bond Fund
PIMCO California Municipal Bond Fund
PIMCO National Intermediate Municipal Bond Fund
PIMCO Strategic Bond Fund
PIMCO High Yield Municipal Bond Fund

Appendix A

PIMCO California Short Duration Municipal Income Fund
PIMCO Total Return Fund
PIMCO Total Return Fund IV
PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Dynamic Bond Fund
PIMCO California Municipal Intermediate Value Fund
PIMCO California Municipal Opportunistic Value Fund
PIMCO National Municipal Intermediate Value Fund
PIMCO National Municipal Opportunistic Value Fund
PIMCO Climate Bond Fund PIMCO All Asset: Multi-RAE PLUS Fund PIMCO All Asset: Multi-Short PLUS Fund PIMCO All Asset: Multi-Real Fund PIMCO ESG Income Fund

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